Stock Based Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Stock Based Compensation
Schedule of stock option activity
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at June 30, 2022	213,994	$61.00	7.42	$4,919,182
Granted	52,150	92.60	10	-
Forfeited	(24,180)	30.60	-	-
Outstanding at June 30, 2023	241,964	$66.20	6.23	$1,342,280
Granted	23,900	26.59	5	-
Forfeited	(65,150)	79.56	-	-
Outstanding at June 30, 2024	200,714	$57.40	5.83	$0.00
Options exercisable at June 30, 2024 (vested)	196,972	58.20	5.85	$0.00
Options exercisable at June 30, 2023(vested)	217,490	62.40	6.41	$3,131,855

Schedule of assumptions
	June 30, 2024	June 30, 2023
Dividend rate	-	-
Risk free interest rate	3.95%-4.53%	2.70%-4.38%
Expected term	5	6.5
Expected volatility	58%-107%	68%-117%
Grant date stock price	$0.53-1.47	$1.62 – 5.30